Consolidated Statements of Stockholders' Equity - USD ($)	Total	Restatement Adjustment [Member]	Capital Stock [Member]	Capital Stock [Member] Restatement Adjustment [Member]	Treasury Stock [Member]	Treasury Stock [Member] Restatement Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restatement Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restatement Adjustment [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Restatement Adjustment [Member]
Beginning balance at Dec. 31, 2017	$ 573,478,772	$ 573,134,591	$ 442,850	$ 442,850	$ (22,523,528)	$ (22,523,528)	$ 501,471,768	$ 501,471,768	$ 93,469,787	$ 93,125,606	$ 617,895	$ 617,895
Balance (in shares) at Dec. 31, 2017			44,285,108	44,285,108	(4,424,545)	(4,424,545)
Issuance of restricted shares and stock based compensation	338,356		$ 2,646				335,710
Issuance of restricted shares and stock based compensation (in shares)			264,621
Cumulative effect of accounting change	(344,181)								(344,181)
Comprehensive income/(loss) for the year	(12,220,436)								(12,276,520)		56,084
Ending balance at Dec. 31, 2018	561,252,511		$ 445,496		$ (22,523,528)		501,807,478		80,849,086		673,979
Ending Balance, (in shares) at Dec. 31, 2018			44,549,729		(4,424,545)
Stock based compensation	611,644						611,644
Stock repurchase	(1,837,617)				$ (1,837,617)
Stock repurchase (in shares)					(540,910)
Comprehensive income/(loss) for the year	(839,898)								2,093,124		(2,933,022)
Ending balance at Dec. 31, 2019	559,186,640		$ 445,496		$ (24,361,145)		502,419,122		82,942,210		(2,259,043)
Ending Balance, (in shares) at Dec. 31, 2019			44,549,729		(4,965,455)
Stock repurchase	(1,012,235)				$ (1,012,235)
Stock repurchase (in shares)					(359,792)
Stock repurchase and cancellation	(2,868,695)		$ (13,660)				(2,855,035)
Stock repurchase and cancellation (in shares)			(1,366,045)
Comprehensive income/(loss) for the year	9,290,705								11,984,485		(2,693,780)
Ending balance at Dec. 31, 2020	$ 564,596,415		$ 431,836		$ (25,373,380)		$ 499,564,087		$ 94,926,695		$ (4,952,823)
Ending Balance, (in shares) at Dec. 31, 2020			43,183,684		(5,325,247)